                                 United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                               FORM 13F COVER PAGE

Report for the Quarter Ended: June 30,2007

Check here if amendment [X]; Amendment Number: 1

This Amendment (Check only one): [ ]  is a restatement
                                 [X]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:   UBS AG
        Bahnhofstrasse 45
        Zurich, Switzerland

13F File Number: 028-10396

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons signing this Report on behalf of Reporting Manager:

Name:    Edward Buscemi
Title    Executive Director
Phone:   (212-821 2870)

Signature, Place, and Date of Signing:


/s/ Edward Buscemi                  New York, New York        September 17, 2007
---------------------------------   -----------------------   ------------------


Name:    Gordon Kiesling
Title:   Executive Director
Phone:   (203) 719 0268

Signature, Place, and Date of Signing:


/s/ Gordon Kiesling                 Stamford, Connecticut     September 17, 2007
---------------------------------   -----------------------   ------------------

Report Type (Check only one):

[X]  13F Holdings Report

[ ]  13F Notice

[ ]  13F Combination Report

Report Summary

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            1

Form 13F Information Table Value Total:     $2,882.7
                                          (thousands)

                            UBS AG INFORMATION TABLE
                                 JUNE 30, 2007

                                                                                                  VOTING    VOTING    VOTING
                           TITLE OF             VALUE   SHARES OR                  INVEST OTHER AUTHORITY AUTHORITY AUTHORITY
NAME OF ISSUER               CLASS    CUSIP   (X 1000) PRINC. AMT. SH:PRN PUT:CALL  DISC. MGRS.    SOLE     SHARED     NONE
--------------             -------- --------- -------- ----------- ------ -------- ------ ----- --------- --------- ---------
OBAGI MEDICAL PRODUCTS INC    COM   67423R108  2882.7   1,626,826    SH             SOLE        1,626,826